Short-term borrowings and long-term debt (Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 14,805,205	¥ 14,192,651
Less - Current portion due within one year	(4,254,260)	(4,186,277)
Long-term debt	10,550,945	10,006,374
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Long-term debt	3,441,336	3,215,309
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Long-term debt	1,840,204	1,963,057
Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	7,372,550	6,994,629
Unsecured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	1,566,994	1,569,517
Unsecured Notes | Parent Company
Debt Instrument [Line Items]
Long-term debt	511,980	370,000
Secured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	53,120	59,513
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term capital lease obligations	¥ 19,021	¥ 20,626